Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of bank and other borrowings
		As of December 31,
		2020	2021
		$	$
Short-term bank and other borrowings	(i)	2,395	1,275
Long-term bank and other borrowings, current portion	(ii)	12,975	1,250
Subtotal		15,370	2,525

Long-term bank and other borrowings, non-current portion	(ii) (iii)	1,250	661

Total borrowings		16,620	3,186